Financial and capital risk management (Details 13) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net Investments Hedge [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ 139	$ 81	$ (118)
Cash Flow Hedge Nickel And Palladium [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognised in other comprehensive income	$ (19)	$ 19	$ 3